Discontinuance of Operations, Held for Sale Operations and Asset Disposals (Tables)	12 Months Ended
Dec. 31, 2012
Discontinuance of Operations, Held for Sale Operations and Asset Disposals [Abstract]
Schedule of major classes of revenue and income (losses) with respect to the Discontinued Operations

Condensed Statements of Operations of the Discontinued Operations for the years ended December 31, 2012, 2011 and 2010 are as follows:

	Year Ended December 31, 2012
	Canada	Libya	WAGP	InterCon	Hawkeye	Oman	Other	Total
Revenue	$31,587	$—	$—	$—	$108,878	$75,446	$—	$215,911
Operating income (loss)	12,779	(58)	(4,274)	—	(20,825)	6,392	(239)	(6,225)
Pre-tax income (loss)	13,848	(58)	(4,274)	—	(20,685)	6,566	2,567	(2,036)
Provision for taxes	2,796	—	—	—	—	1,112	—	3,908

Net income (loss)	11,052	(58)	(4,274)	—	(20,685)	5,454	2,567	(5,944)

	Year Ended December 31, 2011
	Canada	Libya	WAGP	InterCon	Hawkeye	Oman	Other	Total
Revenue	$136,036	$—	$—	$42,826	$164,842	$73,829	$—	$417,533
Operating income (loss)	(18,589)	(487)	(71,858)	(5,326)	(3,863)	11,204	—	(88,919)
Pre-tax income (loss)	(18,484)	(487)	(71,858)	(5,329)	(3,921)	11,289	—	(88,790)
Provision (benefit) for taxes	(6,548)	—	—	(1,069)	—	1,265	—	(6,352)

Net income (loss)	(11,936)	(487)	(71,858)	(4,260)	(3,921)	10,024	—	(82,438)

	Year Ended December 31, 2010
	Canada	Libya	WAGP	InterCon	Hawkeye	Oman	Other	Total
Revenue	$36,164	$154	$—	$31,176	$48,074	$73,589	$—	$189,157
Operating income (loss)	(21,791)	(3,174)	(2,044)	1,422	(6,825)	13,536	(1)	(18,877)
Pre-tax income (loss)	(21,322)	(3,177)	(2,045)	1,484	(6,864)	13,633	(50)	(18,341)
Provision (benefit) for taxes	(5,655)	—	—	553	(3,864)	1,767	—	(7,199)

Net income (loss)	(15,667)	(3,177)	(2,045)	931	(3,000)	11,866	(50)	(11,142)

Condensed Balance Sheets of the Discontinued Operations are as follows:

	December 31, 2012
	Canada	Libya	WAGP	InterCon	Hawkeye	Oman	Other	Total
Total assets	$—	$—	$—	$—	$62,804	$28,136	$—	$90,940
Total liabilities	—	—	41,500	—	15,384	10,790	—	67,674
Net assets (liabilities) of discontinued operations	—	—	(41,500)	—	47,420	17,346	—	23,266

	December 31, 2011
	Canada	Libya	WAGP	InterCon	Hawkeye	Oman	Other	Total
Total assets	$27,917	$90	$—	$—	$61,279	$33,220	$1	$122,507
Total liabilities	11,782	(7)	57,715	—	16,209	11,909	—	97,608
Net assets (liabilities) of discontinued operations	16,135	97	(57,715)	—	45,070	21,311	1	24,899